Company financial information (Parent Corporation) - Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and due from banks		$ 6,061	$ 6,252
Securities		158,705	156,441
Corporate-owned life insurance		5,359	5,301
Other assets	[1]	22,409	20,955
Total assets		444,438	469,633	$ 381,508
Other liabilities	[1]	6,721	7,517
Long-term debt		25,931	25,984
Total liabilities		401,047	423,513
Shareholders’ equity		43,034	45,801
Total liabilities, temporary equity and permanent equity		444,438	469,633
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and due from banks		356	330
Securities		4	6
Investment in and advances to subsidiaries and associated companies:		72,469	74,495
Corporate-owned life insurance		786	782
Other assets		623	202
Total assets		74,238	75,815
Deferred compensation		435	417
Affiliate borrowings		3,585	2,176
Other liabilities		1,283	1,866
Long-term debt		25,901	25,555
Total liabilities		31,204	30,014
Shareholders’ equity		43,034	45,801
Total liabilities, temporary equity and permanent equity		74,238	75,815
Parent Company | Bank Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in and advances to subsidiaries and associated companies:		34,721	36,431
Parent Company | Nonbank Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in and advances to subsidiaries and associated companies:		$ 37,748	$ 38,064

[1]	In 2021, we reclassified the assets and liabilities of consolidated investment management funds, at fair value, to other assets and other liabilities, respectively. See Note 2 of the Notes to Consolidated Financial Statements for additional information.